UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 450 Wireless Blvd.; Hauppauge, NY 11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

4/30

Date of reporting period:  1/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS
January 31, 2009 (Unaudited)
Shares			Value

	COMMON STOCK - 70.2%
	AEROSPACE/DEFENSE - 3.7%
9,800	Northrop Grumman Corp.		$ 471,576
10,000	Raytheon Co.		506,200
9,600	United Technologies Corp.		460,704
			1,438,480
	BANKS - 2.7%
5,300	Goldman Sachs Group, Inc.		427,869
30,000	Morgan Stanley		606,900
			1,034,769
	BIOTECHNOLOGY - 6.1%
8,500	Amgen, Inc. *		466,225
19,400	Cubist Pharmaceuticals, Inc. *		415,354
6,000	Genentech, Inc. *		487,440
11,100	Gilead Sciences, Inc. *		563,547
12,400	OSI Pharmaceuticals, Inc. *		441,440
			2,374,006
	CHEMICALS - 5.5%
17,000	Airgas, Inc.		600,270
22,437	Ashland, Inc.		179,942
14,100	Lubrizol Corp.		481,092
11,700	Mosaic Co.		417,339
22,400	Terra Industries, Inc.		458,752
			2,137,395
	COAL - 0.1%
3,000	Alpha Natural Resources, Inc. *		48,960

	COMMERCIAL SERVICES - 2.4%
9,200	Capella Education Co. *		509,036
29,900	Navigant Consulting, Inc. *		428,467
			937,503
	COMPUTERS - 1.0%
11,600	Hewlett-Packard Co.		403,100

	ELECTRIC - 1.2%
12,900	Empresa Nacional de Electricidad SA - ADR		482,202

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.2%
19,700	Greatbatch, Inc. *		459,010

KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2009 (Unaudited)
Shares			Value
	ENGINEERING & CONSTRUCTION - 2.1%
8,300	Fluor Corp.		$ 322,870
17,114	Shaw Group, Inc. *		475,769
			798,639
	FOOD - 1.4%
12,600	Nash Finch Co.		542,178

	HEALTHCARE-SERVICES - 1.1%
12,800	Genoptix, Inc. *		433,920

	MACHINERY-CONSTRUCTION & MINING - 1.8%
32,900	Joy Global, Inc.		685,307

	MACHINERY-DIVERSIFIED - 2.6%
17,500	Deere & Co.		607,950
22,300	Robbins & Myers, Inc.		385,567
			993,517
	METAL FABRICATE/HARDWARE - 1.0%
18,200	CIRCOR International, Inc.		404,950

	OIL & GAS - 5.1%
9,000	Chevron Corp.		634,680
6,700	Exxon Mobil Corp.		512,416
17,500	Marathon Oil Corp.		476,525
6,400	Transocean, Ltd. *		349,568
			1,973,189
	OIL & GAS SERVICES - 2.0%
22,500	Dresser-Rand Group, Inc. *		438,300
10,000	Lufkin Industries, Inc.		349,500
			787,800
	PACKAGING & CONTAINERS - 1.4%
18,400	Greif, Inc.		556,784

	PHARMACEUTICALS - 7.9%
9,000	Abbott Laboratories		498,960
24,500	Bristol-Myers Squibb Co.		524,545
25,300	Endo Pharmaceuticals Holdings, Inc. *		568,491
8,200	Express Scripts, Inc. *		440,832
12,400	Medco Health Solutions, Inc. *		557,132
30,500	Pfizer, Inc.		444,690
5,000	Questcor Pharmaceuticals, Inc. *		32,250
			3,066,900
KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2009 (Unaudited)
Shares			Value
	PIPELINES - 1.2%
9,300	ONEOK Partners LP		$ 474,300

	RETAIL - 4.1%
13,200	Dollar Tree, Inc. *		563,772
32,400	Ezcorp, Inc. *		439,668
27,800	PetMed Express, Inc. *		401,432
3,800	Wal-Mart Stores, Inc.		179,056
			1,583,928
	SEMICONDUCTORS - 1.4%
25,800	Analog Devices, Inc.		515,484
1,000	Xilinx, Inc.		16,850
			532,334
	SOFTWARE - 7.9%
16,500	ANSYS, Inc. *		410,190
20,000	BMC Software, Inc. *		506,600
37,000	CA, Inc.		665,630
29,500	Oracle Corp. *		496,485
12,800	Quality Systems, Inc.		477,184
20,100	SPSS, Inc. *		516,168
			3,072,257
	TELECOMMUNICATIONS - 2.9%
18,900	CenturyTel, Inc.		512,946
13,800	Harris Corp.		597,402
			1,110,348
	TRANSPORTATION - 2.4%
11,500	Norfolk Southern Corp.		441,140
11,900	Tidewater, Inc.		495,159
			936,299

	TOTAL COMMON STOCK	( Cost - $26,921,847)	27,268,075

	MUTUAL FUNDS - 1.2%
	CLOSED-END FUNDS - 1.2%
59,875	Adams Express Co.		455,050

	TOTAL MUTUAL FUNDS	( Cost - $515,669)	455,050

	EXCHANGE TRADED FUNDS - 20.9%
	INDEX EXCHANGE TRADED FUND - 20.9%
100,000	ProShares UltraShort S&P 500		8,106,000

	TOTAL EXCHANGE TRADED FUNDS	( Cost - $8,009,340)	8,106,000

KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2009 (Unaudited)
Shares			Value
	SHORT-TERM INVESTMENTS - 28.7%
11,130,595	Fifth Third U.S. Treasury Money Market Fund, 0.32% **		$ 11,130,595

	TOTAL SHORT-TERM INVESTMENTS	( Cost - $11,130,595)	11,130,595

	TOTAL INVESTMENTS - 121.0%	( Cost - $46,577,451)	$ 46,959,720
	OTHER LIABILITIES LESS ASSETS - (21.0)%		(8,140,729)
	NET ASSETS - 100%		$ 38,818,991

* Non-Income producing security.
** Variable rate security. Interest rate shown is as of January 31, 2009.
ADR - American Depository Receipts

At January 31, 2009, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost			$ 1,754,400
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value			(1,372,131)
Net unrealized appreciation			$ 382,269

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the semi-annual report previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements
These inputs are summarized in the three broad levels listed below.
Level 1- quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The Following is a summary of the inputs in valuing the Fund's assets, which are carried at fair value, as of January 31, 2009

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$35,829,125	$ -
Level 2 - Other Significant Observable Prices	11,130,595	-
Level 3 - Significant Unobservable Inputs	-	-
TOTAL	$ 46,959,720	$ -
* Other financial instruments include Short sales, futures, forwards and swap contracts

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/27/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/27/09

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/27/09